Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 278,300,000.00
Previously Paid Amount	0.00
Total Fee Amount	38,433.23
Total Offset Amount	0.00
Net Fee	$ 38,433.23
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A